Other Income -Summary of Other (Expense) Income (Details) $ in Thousands		12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($)
Other Income Expense [Line Items]
Change in fair value of foreign exchange contracts		$ (62,727)	$ 46,213
Change in fair value of gold contracts		(39,974)	(3,201)
Change in fair value of Greenstone Contingent Consideration		(23,246)	(2,999)
Gain on remeasurement of previously held interest in Greenstone		579,816	0
Gain on reclassification of investment in Versamet		5,562	0
Gains (loss) on modification and extinguishment of debt		5,383	(4,349)
Expected credit losses and write-offs		31	(13,802)
Foreign exchange gain (loss)		13,180	(9,059)
Gain on sale of asset		0	34,467
Other expense		709	(16,145)
Other income		478,734	$ 31,125
Pilar Gold Inc.
Other Income Expense [Line Items]
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments		$ (2,300)
Pilar Gold Inc. | Trade receivables
Other Income Expense [Line Items]
Annual compound interest rate		5.00%
Impairment loss recognized	$ 9,900
Number of deliveries ounces refined | oz		1,500
Losses on change in fair value of derivatives	$ 1,200